Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
(12)	Fair Value Measurements

The table below presents the activity within Level 3 of the fair value hierarchy for the twelve months ended December 31, 2019:

Fair Value Measurements Using Significant Unobservable

Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at January 1, 2018	$560
Fair value of warrants issued	23,533
Total change in the liability included in earnings	(19,706)
Reclass from liability to equity	(4,210)
Fair value of warrants exchanged	(144)
Balance at December 31, 2018	33
Total change in the liability included in earnings	(17,498)
Reclass from liability to equity	(11)
Fair value of warrants issued	20,844
Balance at December 31, 2019	3,368

At December 31, 2018, the Company had a total of 179 February 2018 Warrants outstanding, which were surrendered pursuant to a settlement agreement entered into between the Company and the holders of the February 2018 Warrants on April 18, 2019 and final payment under the settlement was made on July 16, 2019.

The fair value of the Warrants at December 31, 2019 was determined by using option pricing models assuming the following:

	December 31,	December 31,
	2019	2018
Expected life (in years)	4.6	1.1 - 5.1
Expected volatility	207.5%	145.7% - 265.3%
Risk-free interest rates	1.7%	2.5% - 2.6%

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Level 1		Level 2		Level 3		Balance at December 31,
(in thousands)	2019	2018	2019	2018	2019	2018	2019	2018
Liabilities
Derivative instrument liabilities	$—	$—	$—	$—	$3,368	$33	$3,368	$33

For the twelve months ended December 31, 2019 and 2018 there were no transfers in or out of Level 1, 2 or 3 inputs.